INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
10.	INCOME TAXES

Yirendai is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Yirendai is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, Yirendai HK is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong.

Yirendai's subsidiaries and a consolidated VIE established in the PRC are subject to income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”). The consolidated trust is not subject to income tax.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor's jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

Since January 1, 2014, the relevant tax authorities of the Group's subsidiaries have not conducted a tax examination on the Group's PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2014 of the Group's PRC subsidiaries and VIEs, remain subject to tax audits as of December 31, 2015, at the tax authority's discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

Income tax comprised of:

	December 31, 2013	December 31, 2014	December 31, 2015
Current tax	—	5	48,448
Deferred tax	—	—	(27,992)
Total	—	5	20,456

Reconciliation between the income tax at PRC statutory tax rate and income tax expense is as follows:

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
(Loss)/income before provision for income taxes	(8,342)	(4,492)	64,284
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(2,086)	(1,123)	16,071
Non-deductible expenses	17	16	5,220
Research and Development Tax Credit	—	—	(845)
Tax effect of tax losses not recognized	2,069	1,112	—
Effect of different tax rates of subsidiaries operating in other jurisdictions	—	—	10
Income tax expense	—	5	20,456

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	December 31, 2014	December 31, 2015
Liabilities from risk reserve fund guarantee	—	21,088
Deferred revenue	—	4,535
Accrued expenses	—	1,530
Total	—	27,153

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. On the basis of this evaluation, as of December 31, 2014 and 2015, no allowance has been recorded for the deferred tax assets.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies' income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2013, 2014 and 2015. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2015.

Aggregate undistributed earnings of the Company's subsidiaries and VIEs located in the PRC that are available for distribution at December 31, 2015 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.

The Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of December 31, 2015, the Group has not declared any dividends.